Summary of Significant Accounting Policies and Basis of Presentation (Details Narrative)		3 Months Ended	12 Months Ended
	May 01, 2019 shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment	Jan. 30, 2020 USD ($)	Apr. 30, 2019 USD ($)	Jan. 02, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net loss			$ (42,781,958)	$ (44,864,462)
Net cash used in operations			(3,278,258)	(5,659,094)
Accumulated deficit			(122,621,060)	(60,615,860)
Shareholders' deficit			(16,013,416)	(12,886,424)				$ (7,737,294)
Working capital deficit			(16,611,286)
Cash equivalents
Cash in excess of FDIC limits			$ 313,000
Number of operating segment | Segment			1	1
Fair value of derivative liabilities					$ 11,381,885			838,471
Premium liability								$ 385,385
Cumulative adjustment to accumulated deficit							$ 453,086
Minimum [Member]
Property and equipment, estimated useful lives			5 years
Minimum [Member] | M&T Bank [Member]
Paycheck Protection Promissory notes						$ 3,446,152
Maximum [Member]
Property and equipment, estimated useful lives			6 years
Forecast [Member] | Trucks [Member]
Lease payments		$ 2,871,000
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of common stock shares return | shares	1,000,000